ESTIMATION OF FAIR VALUE - Measurements of fair value of assets on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets	$ 348,936,677	$ 327,859,383
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	63,143,409	54,083,268
Recurring fair value measurement [member] | Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,635,437	4,181,835
Recurring fair value measurement [member] | Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,635,437	4,181,835
Recurring fair value measurement [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	46,038,800	38,989,037
Recurring fair value measurement [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	17,582,844	11,938,839
Recurring fair value measurement [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	17,582,844	11,937,414
Recurring fair value measurement [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	28,455,956	27,050,198
Recurring fair value measurement [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,817,842	10,641,558
Recurring fair value measurement [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	24,602,699	18,267,908
Recurring fair value measurement [member] | Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	213,079	183,760
Recurring fair value measurement [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	506,251	462,745
Recurring fair value measurement [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	492,676	75,379
Recurring fair value measurement [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,334,686	4,502,810
Recurring fair value measurement [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		204,855
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,032,570	1,002,194
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,753,545	2,626,783
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,939	8,813
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	22,617	249,660
Recurring fair value measurement [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	24,738	25,710
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		1,425
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	236,158	735,437
Recurring fair value measurement [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	10,897,205	8,677,809
Recurring fair value measurement [member] | Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,297,726	7,256,506
Recurring fair value measurement [member] | Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,599,479	1,421,303
Recurring fair value measurement [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,217,021	969,294
Recurring fair value measurement [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	236,558	54,019
Recurring fair value measurement [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,047,383	530,625
Recurring fair value measurement [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	637	10,642
Recurring fair value measurement [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	310,987	117,053
Recurring fair value measurement [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	781,447	222,829
Recurring fair value measurement [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	235,921	43,377
Recurring fair value measurement [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	25,468	58,475
Recurring fair value measurement [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	51,736	40,312
Recurring fair value measurement [member] | Non-financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,118,388	1,211,274
Recurring fair value measurement [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	235,409	238,339
Recurring fair value measurement [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	882,979	972,935
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	35,839,058	26,567,032
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	34,315,098	25,247,294
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,203,852	10,606,156
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,203,852	10,606,156
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	19,111,246	14,641,138
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	14,958,413	10,580,049
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	18,992,124	13,391,650
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	46,411	52,253
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	245,439	26,107
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	72,711	1,195,495
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		1,740
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	1,473,860	1,315,223
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,284	12,711
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,458,576	1,302,512
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	26,628	4,515
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	23,472
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	26,628	4,515
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	23,472
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	19,838,339	18,808,725
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	11,553,904	13,740,318
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,209,194	1,331,258
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,209,194	1,331,258
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,344,710	12,409,060
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	859,429	61,509
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,610,575	4,876,258
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	213,079	183,760
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	459,840	410,492
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	247,237	49,272
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,261,975	3,307,315
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		204,855
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	862,772	1,002,194
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,753,545	2,626,783
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,939	8,813
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	22,617	249,660
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	24,738	25,710
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	236,158	733,697
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	5,177,138	4,049,609
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,177,030	4,049,509
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	108	100
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,190,393	964,779
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	213,086	54,019
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,047,383	530,625
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	637	10,642
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	310,987	117,053
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	754,819	218,314
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	212,449	43,377
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	25,468	58,475
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	51,736	40,312
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Non-financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	703,818
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	703,818
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,466,012	8,707,511
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,635,437	4,181,835
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,635,437	4,181,835
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	169,798	1,425	$ 1,889	$ 1,383
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	169,798	1,425
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	169,798
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	169,798
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		1,425
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	4,246,207	3,312,977	2,770,226	2,302,280
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,105,412	3,194,286
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	140,795	118,691
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	414,570	1,211,274
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	235,409	238,339	230,672	212,630
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 179,161	$ 972,935	$ 906,469	$ 880,963